CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income	$ 93,855,400	$ 43,923,997	$ 13,047,584
Adjustments to reconcile net income to net cash provided by operating activities:
Long-lived assets impairment	2,987,668	198,689	1,622,588
Share-based compensation	4,200,273	2,702,089	3,687,951
Inventory write-down			62,422
Reversal of allowance for doubtful accounts	(2,750)	(1,053,041)	(2,026,567)
Depreciation of property, plant and equipment	38,824,055	33,822,082	31,361,026
Loss on disposal of Property Plant and Equipment	154,575	181,028	166,283
Deferred tax assets	(85,302)	445	(626,965)
Changes in operating assets and liabilities:
Accounts receivable	2,112,239	14,890,598	(10,399,283)
Notes receivable	(12,884,067)	(2,634,860)	36,898,166
Prepaid expenses and other current assets	898,903	3,415,637	30,465
Advances to suppliers	(786,273)	(761,045)	264,361
Inventories	(6,252,834)	(2,258,281)	(1,622,269)
Amount due from related parties	(6,739,322)	(1,318,195)	5,481,362
Prepaid land use rights	572,722	557,162	595,716
Other non-current assets			161,657
Accounts payable	2,304,987	2,386,015	1,452,811
Notes payable	786,372	(1,403,994)	(14,733,475)
Accrued expenses and other current liabilities	6,983,599	260,879	59,045
Income tax payable	7,253,601	4,420,313	940,732
Advances from customers	8,342,112	(134,155)	(2,051,000)
Amount due to related parties	849,447	1,815,307	2,178,445
Deferred government subsidies	(671,011)	(338,733)	(124,842)
Net cash provided by operating activities	142,704,394	98,671,937	66,426,213
Investing activities:
Purchases of property, plant and equipment	(67,836,778)	(67,477,008)	(81,364,037)
Decrease in restricted cash	4,791,347	1,935,536	2,121,603
Proceeds from disposition of Nanjing Daqo			5,110,085
Purchase of cost method investment	(63,793)	(581,581)
Net cash used in investing activities	(63,109,224)	(66,123,053)	(74,132,349)
Financing activities:
Proceeds from related parties loans	63,172,079	126,400,842	245,957,818
Repayment of related parties loans	(83,754,652)	(148,463,137)	(276,575,346)
Proceeds from bank borrowings	91,989,400	106,986,666	237,031,976
Repayment of bank borrowings	(111,000,000)	(116,255,480)	(220,611,404)
Purchase and retirement of treasury shares			(1,350,164)
Proceeds from options exercised	2,238,854	1,051,586	275,783
Proceeds from follow-on equity offering			30,030,000
Insurance costs for follow-on equity offering			(2,033,041)
Capital injection from non-controlling shareholders			2,516,457
Net cash provided by (used in) financing activities	(37,354,319)	(30,279,523)	15,242,079
Effect of exchange rate changes on cash and cash equivalents	2,448,276	(771,894)	(114,415)
Net increase in cash and cash equivalents	44,689,127	1,497,467	7,421,528
Cash and cash equivalents at the beginning of the year	15,987,478	14,490,011	7,068,483
Cash and cash equivalents at the end of the year	60,676,605	15,987,478	14,490,011
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	18,031,088	14,215,745	13,284,899
Income taxes paid	9,526,485	2,998,658	2,726,825
Supplemental schedule of non-cash investing activities:
Accrued purchases of property, plant and equipment	$ 27,251,832	$ 65,625,603	$ 52,786,103